FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/10





























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2010


DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 97.01%

Railroad Equipment-9.57%
   FreightCar America				  32400	       782,784
   Trinity Industries                       50000            998,000
                                                             -------
                                                           1,780,784
Sawmills and Planing Mills-3.93%
   Universal Forest Products			  19000	       731,880

Fabricated Rubber Products-3.73%
   Cooper Tire Rubber				  36500	       694,230

Footwear-1.23%
   K-Swiss                                  21935            229,001

Industrial Organic Chemicals-6.85%
   Olin						  65000          1,275,300


Natural Gas Distribution-4.50%
   Nicor					 20000		 838,400

Drilling Oil and Gas Wells-7.22%
   Patterson-UTI Energy				  53350		 745,300
   Pioneer Drilling				  85030            598,611
                                                            --------
                                                           1,343,911

Petroleum Refining-8.12%
   Western Refining Inc                    152000            836,000
   Frontier Oil Corp                        50000            675,000
                                                            --------
                                                           1,511,000









- Continued -

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2010


DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

Hospital and Medical Service Plans-4.64%
   Amerigroup Corp                          26000            864,240

Pharmaceutical Preparation-11.75%
   ViroPharma   				 160470	     2,187,206

Computer Integrated Systems Design-3.51%
   Cogent				    64000            652,800

Services-Computer Processing &
Data Prep-4.21%
   Total System Services			  50000		 783,000

Telephone Communications-3.86%
   Neutral Tandem				 45000		 719,100

Ordnance & Accessories-3.87%
   Smith & Wesson Holding Corp.            190000		 720,100

Retail-Nonstore Retailers-4.79%
   Nutrisystem Inc.                         50000		 891,000

Retail-Computer & Computer Software
Stores-5.30%
   GameStop					 45000            985,950

Drawing & Insulating of Nonferrous Wire-4.35%
   General Cable Corp.				  30000            810,000

Services-Offices, Clinics of Doctors
of Medicine-5.58%
   Coventry Health Care 		        42000	     1,038,240
                                                            --------

Total common stocks (cost $16,908,135)                    18,056,142













SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2010




SHORT-TERM INVESTMENTS ? 2.98%
   Schwab Money Fund-Bears interest at approx 0.01%
        			                                     554,843
                                                            --------

   Total short-term investments (cost $554,843)              554,843
                                                            --------

Total investment securities ? 99.99% (cost $17,462,978)   18,610,985

Other assets less liabilities ? 0.01%                          2,070
                                                            --------

Net assets ? 100.00%                                   $  18,613,055
                                                        ============







The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.






Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)



The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $18,610,985          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $18,610,985          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.






























THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2010 were $4,986,784 and $5,989,724, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $1,148,007, of which $3,284,357 related to unrealized appreciation of securities and ($2,136,350) related to unrealized depreciation of securities. The cost of investments at March 31, 2010 for Federal Income tax purposes was $16,908,135, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and
procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.






















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                             -------------------------
                                                    Laura S. Adams
                                                    President

Date:  4/19/2010






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                             -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  4/19/2010